United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 08/31/09

Item 1.                      Schedule of Investments

Federated Capital Income Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS--29.7%
		Consumer Discretionary--2.4%
38,970		Block (H&R), Inc.	$673,402
35,655		Brinker International, Inc.	519,137
11,025		Choice Hotels International, Inc.	325,237
42,050		Comcast Corp., Class A	644,206
18,395		Gap (The), Inc.	361,462
8,000		Genuine Parts Co.	296,320
23,335		Hasbro, Inc.	662,481
37,400		Home Depot, Inc.	1,020,646
37,740		Leggett and Platt, Inc.	688,755
57,585		Mattel, Inc.	1,035,954
9,335		McDonald's Corp.	525,000
14,310		PetSmart, Inc.	299,222
8,135		Stanley Works	332,965
54,721		Time Warner, Inc.	1,527,263
		TOTAL	8,912,050
		Consumer Staples--2.9%
44,240		Archer-Daniels-Midland Co.	1,275,439
27,015		Kimberly-Clark Corp.	1,633,327
10,435		PepsiCo, Inc.	591,351
43,845		Procter & Gamble Co.	2,372,453
15,795		Reynolds American, Inc.	721,989
12,190		The Coca-Cola Co.	594,506
66,855		Wal-Mart Stores, Inc.	3,400,914
		TOTAL	10,589,979
		Energy--5.5%
13,485		BP PLC, ADR	693,803
37,090		Chevron Corp.	2,594,075
63,060		ConocoPhillips	2,839,592
11,860		Diamond Offshore Drilling, Inc.	1,060,521
28,875		ENI S.p.A, ADR	1,370,119
19,595		EnCana Corp.	1,018,744
77,985		Exxon Mobil Corp.	5,392,663
4,790		Occidental Petroleum Corp.	350,149
16,330		Royal Dutch Shell PLC	905,825
12,635		Santos Ltd., ADR	664,601
7,820		Sasol Ltd., ADR	295,518
15,330		Technip SA	946,627
15,990		Tenaris SA, ADR	463,390
30,245		Total SA, ADR	1,732,131
		TOTAL	20,327,758
		Financials--3.6%
40,505		Ace, Ltd.	2,113,551
12,040		Assurant, Inc.	360,598
61,840		Chubb Corp.	3,054,278
3,090		Hancock Holding Co.	118,378
12,670		Highwoods Properties, Inc.	372,118
9,175		MetLife, Inc.	346,448
11,520		NYSE Euronext	326,477
8,605		PartnerRe Ltd.	635,996
9,240		Prosperity Bancshares, Inc.	319,057
8,775		Public Storage	619,076
11,470		Taubman Centers, Inc.	363,255
76,215		The Travelers Cos, Inc.	3,842,760
5,400		Toronto-Dominion Bank	333,072
6,680		WestAmerica Bancorp.	343,552
		TOTAL	13,148,616
		Health Care--4.9%
19,235		Abbott Laboratories	869,999
16,175		AstraZeneca Group PLC, ADR	754,240
5,790		Baxter International, Inc.	329,567
13,285		Bayer AG, ADR	815,699
4,340		Becton, Dickinson & Co.	302,151
58,830		Bristol-Myers Squibb Co.	1,301,908
71,190		Johnson & Johnson	4,302,724
9,160		Medtronic, Inc.	350,828
73,675		Merck & Co., Inc.	2,389,280
36,295		PDL BioPharma, Inc.	328,470
208,885		Pfizer, Inc.	3,488,380
58,490		Wyeth	2,798,747
		TOTAL	18,031,993
		Industrials--2.6%
7,075		Boeing Co.	351,415
9,780		CSX Corp.	415,650
8,785		Cooper Industries Ltd., Class A	283,316
17,685		Dover Corp.	611,724
10,185		General Dynamics Corp.	602,850
95,995		General Electric Co.	1,334,330
13,495		ITT Corp.	675,830
11,340		Lockheed Martin Corp.	850,273
7,315		Norfolk Southern Corp.	335,539
19,590		Northrop Grumman Corp.	956,188
15,260		Raytheon Co.	719,967
41,860		Tyco International Ltd.	1,326,543
5,390		Union Pacific Corp.	322,376
16,620		United Technologies Corp.	986,563
		TOTAL	9,772,564
		Information Technology--2.6%
19,585		Analog Devices, Inc.	553,276
19,375		Harris Corp.	672,894
32,630		Intel Corp.	663,042
23,705		International Business Machines Corp.	2,798,375
43,570		Intersil Holding Corp.	644,836
31,230		Linear Technology Corp.	829,781
113,785		Microsoft Corp.	2,804,800
23,480		National Semiconductor Corp.	356,192
15,735		Texas Instruments, Inc.	386,924
		TOTAL	9,710,120
		Materials--1.2%
13,085		Air Products & Chemicals, Inc.	981,768
22,780		Bemis Co., Inc.	605,720
78,720		Gold Fields Ltd., ADR	950,150
11,425		PPG Industries, Inc.	632,945
1,855		Rio Tinto PLC, ADR	287,822
36,760		Sealed Air Corp.	695,132
12,615		Sensient Technologies Corp.	328,873
		TOTAL	4,482,410
		Telecommunication Services--2.5%
163,999		AT&T, Inc.	4,272,174
55,560		BCE, Inc.	1,365,109
10,285		CenturyTel, Inc.	331,485
13,075		France Telecommunications, ADR	336,551
9,910		Telefonica SA	750,980
20,650		Verizon Communications	640,976
65,020		Vodafone Group PLC, ADR	1,412,234
		TOTAL	9,109,509
		Utilities--1.5%
36,485		CMS Energy Corp.	489,264
25,935		Exelon Corp.	1,297,269
21,045		NSTAR	665,864
22,740		PPL Corp.	668,556
42,230		Public Service Enterprises Group, Inc.	1,337,424
18,230		Sempra Energy	914,599
		TOTAL	5,372,976
		TOTAL COMMON STOCKS (IDENTIFIED COST $98,148,048)	109,457,975
		CORPORATE BONDS--0.7%
		Basic Industry – Paper – 0.6%
$430,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	440,750
1,500,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,729,859
		TOTAL	2,170,609
		Communications Media Non-Cable --0.1%
340,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	316,964
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,659,576)	2,487,573
		PREFERRED STOCKS--3.6%
		Financials--3.2%
5,100		Bank of America, 7.25%, Series L, Pfd., Annual Dividend $72.50	4,401,300
58,800	2,3	Goldman Sachs 5.00% Trigger Mandatory Exchangeable Notes (JPM UN), Annual Dividend $1.40	2,449,549
5,000		Wells Fargo Co, 7.50%, Series L, Pfd., Annual Dividend $75.00	4,262,500
30,550		XL Capital, Ltd., Conv. Pfd, 10.75%, Annual Dividend $2.69	835,543
		TOTAL	11,948,892
		Industrials--0.4%
110,060		Credit Suisse 5.00% Equity Linked Notes (GE), Annual Dividend $0.25	1,398,312
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $11,228,803)	13,347,204
		MUTUAL FUNDS--65.7%4
3,902,069		Emerging Markets Fixed Income Core Fund	86,402,684
2,549,866		Federated Mortgage Core Portfolio	25,626,159
17,014,956		High Yield Bond Portfolio	99,027,045
30,471,552	5	Prime Value Obligations Fund, Institutional Shares, 0.38%	30,471,552
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $242,975,414)	241,527,440
		TOTAL INVESTMENTS – 99.7% (IDENTIFIED COST $355,011,841)6	366,820,192
		OTHER ASSETS AND LIABILITIES – NET– 0.3%7	931,287
		TOTAL NET ASSETS – 100%	$367,751,479

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2009, these restricted securities amounted to $2,449,549, which represented 0.7% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At August 31, 2009, these liquid restricted securities amounted to $2,449,549, which represented 0.7% of total net assets.

4	Affiliated companies.
5	7-Day net yield.
6
At August 31, 2009, the cost of investments for federal tax purposes was $355,189,785. The net unrealized appreciation of investments for federal tax purposes was $11,630,407. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,992,547 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,362,140.

7	Assets, other than investment in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds*	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$90,001,953	$-	$-	$90,001,953
International	19,456,022	-	-	19,456,022
Debt Securities:
Corporate Bonds	-	2,487,573	-	2,487,573
Preferred Stocks	9,499,343	3,847,861	-	13,347,204
Mutual Funds	241,527,440	-	-	241,527,440
TOTAL SECURITIES	$360,484,758	$6,335,434	$-	$366,820,192

*Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009